Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cash Flows from Operating Activities
Net earnings including non-controlling interests	$ 2,513.5	$ 831.5	$ 2,356.5
Depreciation, depletion and amortization	447.4	445.0	360.5
Lower of cost or market write-down	0	0	383.2
Deferred income taxes	196.6	51.1	(138.9)
Equity in net loss (earnings) of nonconsolidated companies, net of dividends	8.2	12.8	(68.4)
Accretion expense for asset retirement obligations	31.6	29.6	34.4
Stock-based compensation expense	21.1	23.5	22.5
Unrealized loss (gain) on derivatives	(21.0)	(103.3)	166.2
Gain on sale of equity investment	(685.6)	0	(673.4)
Proceeds from Saskferco note receivable	0	0	51.1
Excess tax benefit related to stock option exercises	(13.4)	(3.3)	(6.5)
Other	36.9	1.8	0.8
Receivables, net	(297.3)	(38.3)	335.5
Inventories, net	(244.7)	92.0	(178.7)
Other current and noncurrent assets	23.7	278.0	(480.3)
Accounts payable	240.1	156.8	(686.8)
Accrued liabilities and income taxes	229.6	(387.2)	(44.4)
Other noncurrent liabilities	(60.0)	(34.0)	(190.7)
Net cash provided by operating activities	2,426.7	1,356.0	1,242.6
Cash Flows from Investing Activities
Capital expenditures	(1,263.2)	(910.6)	(781.1)
Proceeds from sale of equity method investment	1,030.0	0	745.7
Proceeds from sale of business	56.4	17.6	0
Restricted cash	(13.7)	22.8	(29.7)
Investments in nonconsolidated companies	(385.3)	0	(17.3)
Other	3.7	3.9	0.8
Net cash (used in) provided by investing activities	(572.1)	(866.3)	(81.6)
Cash Flows from Financing Activities
Payments of short-term debt	(381.3)	(334.2)	(401.4)
Proceeds from issuance of short-term debt	321.8	324.6	366.7
Payments of long-term debt	(470.2)	(43.7)	(108.8)
Proceeds from issuance of long-term debt	17.6	2.1	0.1
Payment of tender premium on debt	(16.1)	(5.7)	0
Proceeds from stock options exercised	20.3	12.5	4.6
Excess tax benefits related to stock option exercises	13.4	3.3	6.5
Cash dividends paid	(89.3)	(668.0)	(88.9)
Other	(1.2)	(1.5)	(3.7)
Net cash used in financing activities	(585.0)	(710.6)	(224.9)
Effect of exchange rate changes on cash	113.8	40.7	(193.6)
Net change in cash and cash equivalents	1,383.4	(180.2)	742.5
Cash and cash equivalents - beginning of period	2,523.0	2,703.2	1,960.7
Cash and cash equivalents - end of period	$ 3,906.4	$ 2,523.0	$ 2,703.2